Shareholders' Equity (Details) - shares		Jun. 30, 2025	Jun. 30, 2024
Shareholders’ Equity [Abstract]
Ordinary shares issued	[1]	16,020,000	16,020,000
Ordinary shares outstanding	[1]	16,020,000	16,020,000

[1]	The shares and per share data are presented on a retroactive basis to reflect the reorganization (Notes 1 and 13).